GUIDESTONE FUNDS

Supplement dated November 21, 2014

to

Prospectus dated May 1, 2014

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I.         PRINCIPAL STRATEGY CHANGES TO THE DATE TARGET FUNDS

The principal strategy changes to the Date Target Funds are effective on or about December 1, 2014.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2005 Fund, on page 5, are deleted in their entirety and replaced with the following:

•
The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•
The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, during a shareholder’s later retirement years and 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	10 Years After	12 Years After
	Retirement 2005(5)
Fixed Income Select Funds(1)(2)	50.33%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%
Low-Duration Bond	37.54%	37.87%	41.24%
Medium-Duration Bond	10.23%	10.10%	11.00%
Extended-Duration Bond	0.00%	0.00%	0.00%
Global Bond	2.56%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	22.12%	22.00%	18.60%
Defensive Market Strategies	10.81%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%
Value Equity	5.05%	5.02%	4.32%
Growth Equity	5.05%	5.02%	4.32%
Small Cap Equity	1.21%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	7.55%	7.50%	6.40%
International Equity	5.96%	5.93%	5.06%
Emerging Markets Equity	1.59%	1.57%	1.34%

Real Assets Select Funds(1)(2)	18.00%	18.00%	20.00%
Inflation Protected Bond	10.00%	10.00%	10.00%
Flexible Income	5.00%	5.00%	5.00%
Real Estate Securities	1.00%	1.00%	1.00%
Global Natural Resources Equity	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	2.00%	2.00%	0.00%
  (1)   These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
  (2)   All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.

(3) The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4) This fund is not a series of the Trust and is advised by an unaffiliated adviser. (5) The retirement year of 2005 assumes that an investor retired at age 65.

•
The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2015 Fund, on page 10, are deleted in their entirety and replaced with the following:

•
The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•
The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	Retirement 2015(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	31.87%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	12.72%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	12.75%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	1.61%	1.60%	0.00%	0.00%	0.00%
Global Bond	4.79%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	36.09%	36.00%	30.40%	22.00%	18.60%
Defensive Market Strategies	18.04%	18.00%	15.25%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	7.98%	7.96%	6.73%	5.02%	4.32%
Growth Equity	7.98%	7.96%	6.73%	5.02%	4.32%
Small Cap Equity	2.09%	2.08%	1.69%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	12.04%	12.00%	10.10%	7.50%	6.40%
International Equity	9.51%	9.48%	7.98%	5.93%	5.06%
Emerging Markets Equity	2.53%	2.52%	2.12%	1.57%	1.34%

Real Assets Select Funds(1)(2)	17.98%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	10.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	4.92%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	1.04%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	2.02%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	2.02%	2.00%	2.00%	2.00%	0.00%
  (1)   These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
  (2)   All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
  (3)   The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed income and convertible securities.
  (4)   This fund is not a series of the Trust and is advised by an unaffiliated adviser.
  (5)   The retirement year of 2015 assumes that an investor retired at age 65.

•
The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2025 Fund, on page 15, are deleted in their entirety and replaced with the following:

•
The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•
The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	10 Years Before	Retirement 2025(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	24.04%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	5.95%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	9.62%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	2.40%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	6.07%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	44.08%	44.05%	36.00%	30.40%	22.00%	18.60%
Defensive Market Strategies	17.48%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	11.67%	11.65%	7.96%	6.73%	5.02%	4.32%
Growth Equity	11.67%	11.65%	7.96%	6.73%	5.02%	4.32%
Small Cap Equity	3.26%	3.25%	2.08%	1.69%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	17.73%	17.70%	12.00%	10.10%	7.50%	6.40%
International Equity	14.01%	13.98%	9.48%	7.98%	5.93%	5.06%
Emerging Markets Equity	3.72%	3.72%	2.52%	2.12%	1.57%	1.34%

Real Assets Select Funds(1)(2)	11.15%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	3.92%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	1.46%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	2.77%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.00%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	3.00%	3.00%	2.00%	2.00%	2.00%	0.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2025 assumes that an investor retired at age 65.

•
The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2035 Fund, on page 19, are deleted in their entirety and replaced with the following:

•
The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•
The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	20 Years Before	10 Years Before	Retirement 2035(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	15.15%	15.25%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.69%	0.75%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	5.00%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.98%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	8.48%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	45.46%	45.45%	44.05%	36.00%	30.40%	22.00%	18.60%
Defensive Market Strategies	1.38%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	18.88%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Growth Equity	18.88%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Small Cap Equity	6.32%	6.29%	3.25%	2.08%	1.69%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	29.39%	29.30%	17.70%	12.00%	10.10%	7.50%	6.40%
International Equity	23.22%	23.15%	13.98%	9.48%	7.98%	5.93%	5.06%
Emerging Markets Equity	6.17%	6.15%	3.72%	2.52%	2.12%	1.57%	1.34%

Real Assets Select Funds(1)(2)	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	3.33%	3.33%	3.00%	2.00%	2.00%	2.00%	0.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2035 assumes that an investor retired at age 65.

•
The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2045 Fund, on page 23, are deleted in their entirety and replaced with the following:

•
The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•
The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	30 Years Before	20 Years Before	10 Years Before	Retirement 2045(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	6.50%	6.50%	15.25%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.75%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	0.25%	0.25%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.00%	0.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	6.25%	6.25%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	50.10%	50.10%	45.45%	44.05%	36.00%	30.40%	22.00%	18.60%
Defensive Market Strategies	0.00%	0.00%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	21.14%	21.14%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Growth Equity	21.14%	21.14%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Small Cap Equity	7.82%	7.82%	6.29%	3.25%	2.08%	1.69%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	33.40%	33.40%	29.30%	17.70%	12.00%	10.10%	7.50%	6.40%
International Equity	26.39%	26.39%	23.15%	13.98%	9.48%	7.98%	5.93%	5.06%
Emerging Markets Equity	7.01%	7.01%	6.15%	3.72%	2.52%	2.12%	1.57%	1.34%

Real Assets Select Funds(1)(2)	6.67%	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	3.33%	3.33%	3.33%	3.00%	2.00%	2.00%	2.00%	0.00%

(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed- income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2045 assumes that an investor retired at age 65.

•
The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

Under the section disclosing “Principal Investment Strategies,” the first four bullet points for the MyDestination 2055 Fund, on page 27, are deleted in their entirety and replaced with the following:

•
The Fund, through investments predominantly in the GuideStone Funds Select Funds (“Select Funds”), is managed to the specific retirement year included in its name by adjusting the percentage of fixed-income securities and the percentage of equity securities to become more conservative each year until reaching the year approximately 12 years after the retirement year.

•
The Fund’s strategy is to pursue the maximum amount of capital growth, consistent with a reasonable amount of risk, during a shareholder’s pre-retirement and early retirement years, and to adjust the Fund’s asset mix to increase the exposure to investments in fixed-income securities, with an emphasis on shorter duration bonds, until 12 years after the target retirement year.

•	The Adviser uses the following target and potential ranges in allocating the Fund’s assets as of December 2014.

	December 2014	40 Years Before	30 Years Before	20 Years Before	10 Years Before	Retirement 2055(5)	5 Years After	10 Years After	12 Years After
Fixed Income Select Funds(1)(2)	5.00%	5.00%	6.50%	15.25%	24.00%	32.00%	39.50%	50.50%	55.00%
Money Market	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Low-Duration Bond	0.00%	0.00%	0.00%	0.75%	6.00%	12.80%	19.75%	37.87%	41.24%
Medium-Duration Bond	0.00%	0.00%	0.25%	5.00%	9.60%	12.80%	15.80%	10.10%	11.00%
Extended-Duration Bond	0.00%	0.00%	0.00%	1.00%	2.40%	1.60%	0.00%	0.00%	0.00%
Global Bond	5.00%	5.00%	6.25%	8.50%	6.00%	4.80%	3.95%	2.53%	2.76%

U.S. Equity Select Funds(2)(3)	51.00%	51.00%	50.10%	45.45%	44.05%	36.00%	30.40%	22.00%	18.60%
Defensive Market Strategies	0.00%	0.00%	0.00%	1.50%	17.50%	18.00%	15.25%	10.75%	9.00%
Equity Index	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Value Equity	21.45%	21.45%	21.14%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Growth Equity	21.45%	21.45%	21.14%	18.83%	11.65%	7.96%	6.73%	5.02%	4.32%
Small Cap Equity	8.10%	8.10%	7.82%	6.29%	3.25%	2.08%	1.69%	1.21%	0.96%

Non-U.S. Equity Select Funds(2)	34.00%	34.00%	33.40%	29.30%	17.70%	12.00%	10.10%	7.50%	6.40%
International Equity	26.86%	26.86%	26.39%	23.15%	13.98%	9.48%	7.98%	5.93%	5.06%
Emerging Markets Equity	7.14%	7.14%	7.01%	6.15%	3.72%	2.52%	2.12%	1.57%	1.34%

Real Assets Select Funds(1)(2)	6.67%	6.67%	6.67%	6.67%	11.25%	18.00%	18.00%	18.00%	20.00%
Inflation Protected Bond	0.00%	0.00%	0.00%	0.00%	4.00%	10.00%	10.00%	10.00%	10.00%
Flexible Income	0.00%	0.00%	0.00%	0.00%	1.50%	5.00%	5.00%	5.00%	5.00%
Real Estate Securities	3.33%	3.33%	3.33%	3.33%	2.75%	1.00%	1.00%	1.00%	1.00%
Global Natural Resources Equity	3.34%	3.34%	3.34%	3.34%	3.00%	2.00%	2.00%	2.00%	4.00%

Credit Suisse Commodity Return Strategy(4)	3.33%	3.33%	3.33%	3.33%	3.00%	2.00%	2.00%	2.00%	0.00%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.
(4)	This fund is not a series of the Trust and is advised by an unaffiliated adviser.
(5)	The retirement year of 2055 assumes that an investor retired at age 65.

•
The Fund’s assets will be transferred to the Conservative Allocation Fund approximately 12 years after the retirement year through a merger with the Conservative Allocation Fund. If such a merger is not possible, the Fund’s Board of Trustees will consider other available options, including the continued operation of the Fund, merger with another Fund or termination of the Fund. The Conservative Allocation Fund seeks current income and modest capital appreciation.

II.         PRINCIPAL STRATEGY CHANGES TO THE

CONSERVATIVE ALLOCATION FUND AND CONSERVATIVE ALLOCATION FUND I

Under the section disclosing “Principal Investment Strategies,” the charts containing the target and potential ranges for each of the Conservative Allocation Fund (page 31) and Conservative Allocation Fund I (page 46) are deleted in their entirety and replaced with the following:

	Target	Range
Fixed Income Select Funds(1)(2)	55%	45-75%
Money Market	2%	0-10%
Low-Duration Bond	39%	25-55%
Medium-Duration Bond	11%	5-25%
Global Bond	3%	0-10%

U.S. Equity Select Funds(2)(3)	18%	10-30%
Defensive Market Strategies	9%	2-20%
Value Equity	4%	0-10%
Growth Equity	4%	0-10%
Small Cap Equity	1%	0-10%

Non-U.S. Equity Select Funds(2)	7%	2-15%
International Equity	5%	0-10%
Emerging Markets Equity	2%	0-10%

Real Assets Select Funds(1)(2)	20%	10-30%
Inflation Protected Bond	10%	5-25%
Flexible Income	5%	2-15%
Real Estate Securities	1%	0-10%
Global Natural Resources Equity	4%	0-10%
(1)	These target allocations may include investment grade and high yield (“junk bond”) fixed-income classes and may include foreign and domestic investments.
(2)	All asset classes include a Fund or Funds which may invest a portion of its or their assets in derivatives.
(3)	The U.S. Equity Select Funds asset class includes the Defensive Market Strategies Fund which may invest a portion of its assets in fixed-income and convertible securities.